Offerings	Nov. 19, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.950% Notes due 2029
Maximum Aggregate Offering Price	$ 499,440,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,464.26
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). In accordance with Rules 456(b) and 457(r) of the Securities Act, as amended, the registrant initially deferred payment of all of the registration fee for Registration Statement No. 333-277793 filed by the registrant on March 8, 2024.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.350% Notes due 2034
Maximum Aggregate Offering Price	$ 749,175,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,698.69
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). In accordance with Rules 456(b) and 457(r) of the Securities Act, as amended, the registrant initially deferred payment of all of the registration fee for Registration Statement No. 333-277793 filed by the registrant on March 8, 2024.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.700% Notes due 2054
Maximum Aggregate Offering Price	$ 745,815,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,184.28
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). In accordance with Rules 456(b) and 457(r) of the Securities Act, as amended, the registrant initially deferred payment of all of the registration fee for Registration Statement No. 333-277793 filed by the registrant on March 8, 2024.